Investment Objectives and Goals - SLW Short Duration Income ETF	Jun. 08, 2026
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: SLW SHORT DURATION INCOME ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to preserve capital and provide liquidity while generating an optimal level of risk managed income.